As filed with the Securities and Exchange Commission on January 31, 2025

File Nos.
333-271770
811-23876
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]

Pre-Effective Amendment No.

Post-Effective Amendment No.	11	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	19	[X]

GRAYSCALE FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

290 HARBOR DRIVE, STAMFORD, CT 06902

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code:  (212) 668-1427

David LaValle
Grayscale Advisors, LLC
290 Harbor Drive, 4th Floor
Stamford, CT 06902

(Name and Address of Agent for Service of Process)

With Copy to:

J. Stephen Feinour, Jr., Esq.	Shawn A. Hendricks, Esq.
Stradley Ronon Stevens & Young, LLP	Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600	2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018	Philadelphia, Pennsylvania 19103-7018

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on February 6, 2025 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [Date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [Date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 11  to the Registrant Statement, relating only to the Grayscale Ethereum Covered Call ETF (the “Fund”), a series of the Registrant, is being filed for the sole purpose of designating February 6, 2025 as the new date upon which Post-Effective Amendment No. 3, as filed on November 18, 2024 (Accession No. 0001137439-24-001513) (“PEA 3”), shall become effective.

This Amendment incorporates by reference the information contained in Parts A, B and C of PEA 3.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Stamford and the State of Connecticut on the 31st day of January, 2025.

GRAYSCALE FUNDS TRUST
(Registrant)

By:	/s/ David LaValle
David LaValle
Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ David LaValle
David LaValle	Trustee, President and Principal Executive Officer	January 31, 2025

/s/ Edward McGee
Edward McGee	Trustee, Treasurer and Principal Financial Officer	January 31, 2025

/s/ James E. Farmer III*
James E. Farmer III	Trustee	January 31, 2025

/s/ Richard M. Goldman*
Richard M. Goldman	Trustee	January 31, 2025

/s/ Donna M. Milia*
Donna M. Milia	Trustee	January 31, 2025

/s/ Craig Salm
Craig Salm	Secretary	January 31, 2025

*By:	/s/ Craig Salm
Craig Salm
Attorney-in-Fact (Pursuant to Power of Attorney dated January 23, 2024, filed with Pre-Effective Amendment No. 4 on February 20, 2024)